Stock-Based Compensation (Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Granted Date One [Member]
Expected term of option (in years)	5 years	6 years
Expected volatility	24.83%	20.32%
Dividend yield	3.04%	6.25%
Risk-free interest rate	(0.10%)	(0.12%)
Granted Date Two [Member]
Expected term of option (in years)		6 years
Expected volatility		20.92%
Dividend yield		6.97%
Risk-free interest rate		(0.17%)